Contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Contingent liabilities and contingent assets	21. Contingent liabilities and contingent assets The Group had no contingent liabilities and no contingent assets at December 31, 2020 and 2019.